Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Composition of the deferred income taxes

F. Deferred income taxes

1. The composition of the deferred taxes and the changes therein, are as follows:

In respect of financial position
Depreciable property, plant and equipment	Inventories	Provisions for employee benefits	Other	In respect of carry forward tax losses	Total
$ millions

Balance as at January 1, 2016	(363)	46	106	(48)	107	(152)
Changes in 2016:
Amounts recorded in the statement of income	(33)	(11)	(11)	13	12	(30)
change in tax rate	59	-	(21)	-	(6)	32
Amounts recorded to a capital reserve	-	-	8	(5)	(1)	2
Translation differences	1	-	(6)	7	(5)	(3)
Additions in respect of business combinations	(2)	-	-	-	-	(2)

Balance as at December 31, 2016	(338)	35	76	(33)	107	(153)

Changes in 2017:
Amounts recorded in the statement of income	74	(17)	1	11	(36)	33
change in tax rate	13	-	-	-	-	13
Amounts recorded to a capital reserve	-	-	3	5	-	8
Translation differences	(6)	-	5	-	1	-
Transfer to the group assets held for sale	2	-	-	1	-	3

Balance as at December 31, 2017	(255)	18	85	(16)	72	(96)

Currencies of the deferred taxes

2. The currencies in which the deferred taxes are denominated:

As at December 31
2017	2016
$ millions	$ millions

Euro	33	30
British Pound	22	17
U.S Dollar	10	(25)
Israeli Shekels	(166)	(179)
Other	5	4

	(96)	(153)

Composition of the taxes on income

1.  Composition of income tax expenses

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Current taxes	208	68	159
Deferred taxes	(23)	(45)	(7)
Taxes in respect of prior years *	(27)	32	10
	158	55	162

(*) The balance, as at December 31, 2017, includes tax income of $25 million as a result of the resolution gave by the Appeals Court in Belgium of an appeal filed by the Company regarding allowance of deduction of certain expenses (see 18.D (3) above)

Theoretical tax

2.  Theoretical tax

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates in Israel (see A(2) above) and the tax expense presented in the statements of income:

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Income (loss) before taxes on income, as reported in the statements of income	505	(117)	668
Statutory tax rate (in Israel)	24%	25%	26.5%
Theoretical tax expense (income) on this income (loss)	121	(29)	177
Add (less) – the tax effect of:
Tax benefits deriving from the Law for Encouragement of Capital Investments net of natural Resources Tax	(4)	(3)	(22)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries	23	(38)	(15)
Income taxes from intercompany dividend distribution	18	-	-
Deductible temporary differences for which deferred taxes assets were not recorded and non–deductible expenses	15	135	15
Taxes in respect of prior years	(27)	32	10
Impact of change in tax rates	(13)	(32)	-
Differences in measurement basis (mainly ILS vs USD)	18	1	-
Other differences	7	(11)	(3)
Taxes on income included in the income statements	158	55	162

Taxes on income relating to items recorded in equity

H. Taxes on income relating to items recorded in equity

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Tax recorded in other comprehensive income
Actuarial gains from defined benefit plan	3	8	(15)
Change in fair value of financial assets available for sale	5	(5)	-
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	(5)	(1)	3

Total	3	2	(12)

Tax rates of subsidiaries incorporated outside of Israel

Subsidiaries incorporated outside of Israel are assessed for tax under the tax laws in their countries of residence. The principal tax rates applicable to the major subsidiaries outside Israel are as follows:

Country	Tax rate	Note
United States	40%	(1)
Brazil	34%
Germany	29%
Netherlands	25%
Spain	25%
China	25%
United Kingdom	19%	(2)
                          On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (hereinafter - the Tax Act). The Tax Act significantly revises the future ongoing U.S. federal corporate income tax by, among other things, lowering U.S. corporate income tax rates and implementing a territorial tax system. The lower corporate income tax rates is effective as of January 1, 2018.

Based on the Tax Act provisions, the Company’s deferred tax assets and liabilities were re‑measured to incorporate the lower Federal corporate tax rate of 21% into its tax provision. As a result, as part of the financial statements for 2017, the Company reduced the balances of the assets and liabilities for deferred taxes, in the net amount of about $13 million, against deferred tax income.

As part of the transition to the new territorial tax system, the Tax Act imposes a one-time repatriation tax on deemed repatriation of historical earnings and profits (hereinafter - E&P) of foreign subsidiaries. Based on the Company’s estimation relating E&P, as at December 31, 2017, no additional provision is required. In addition, the Tax Act establishes new tax laws that could affect ICL in future fiscal years, including, creation of the base erosion anti-abuse tax (BEAT), a new minimum tax. The Company has estimated that the impact of the new minimum tax on future tax results is immaterial.

The new Tax Act is comprehensive and complex and might lead to future circulars and interpretations which may impact the Company’s estimations. Based on the Company’s estimation, the provisions in the financial statements, as at December 31, 2017, are in accordance with the Tax Act and represent its best estimate.

                    The tax rate in the UK was reduced to 19% effective from April 1, 2017 and 17% commencing from April 1, 2020